Financial risks	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Financial risks
16.	Financial risks
Results of Aegon’s sensitivity analysis are presented in the table below which shows the estimated sensitivity of net result and shareholders’ equity to various scenarios. The table below include Group sensitivities on equity market risk, interest rate risk, bond credit spreads and liquidity premium.

	June 30, 2022		December 31, 2021

		Estimated		Estimated
	Estimated	approximate	Estimated	approximate
	approximate	effects on	approximate	effects on
	effects on net	shareholders’	effects on net	shareholders’
EUR millions	result	equity	result	equity

Sensitivity analysis of net result and shareholders’ equity to markets

Immediate change of

Equity increase 10%	190	601	151	341

Equity decrease 10%	(265)	(15)	(212)	(221)

Equity increase 25%	317	831	322	660

Equity decrease 25%	(565)	(440)	(529)	(685)

Parallel movements of yield curve

Immediate movements of yield curve, but not permanently

Shift up 100 basis points	(358)	(4,567)	296	(3,591)

Shift down 100 basis points	(467)	3,568	(594)	2,906

Bond Credit Spreads

Immediate shock

Shift up 50 basis points	(161)	(2,030)	(192)	(2,418)

Shift down 50 basis points	160	2,076	169	2,387

Liquidity premium

Shift up 5 basis points	100	99	136	178

Shift down 5 basis points	(103)	(101)	(148)	(104)